Cover	Jan. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2026
Current Fiscal Year End Date	--04-30
File Number	333-268561
Registrant Name	Mag Magna Corp.
Entity Central Index Key	0001949864
TaxIdentificationNumber	98-1626237
Incorporation State	WY
address	4005 West Reno Avenue
address	Suite F
address	Las Vegas
address	NV
address	89118
City Area Code	702
Local Phone Number	595-2247
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true
Emerging Growth Company	true
extended transition period	false